Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PELOTON INTERACTIVE, INC. PAY VERSUS PERFORMANCE

In the Pay Versus Performance Table below, we provide information about the compensation of our named executive officers (“NEOs”) and the results of certain financial performance measures for each of the last five fiscal years. The amounts shown below are calculated in accordance with
Item
 402(v) of Regulation
S-K
(the “PVP Rules”). For further information concerning our
pay-for-performance
philosophy and how we align executive compensation with our performance, refer to our CD&A.
Although the PVP Rules require us to disclose “compensation actually paid,” these amounts do not necessarily reflect compensation that our NEOs actually earned in the fiscal years shown. Instead, “compensation actually paid” reflects a calculation computed in accordance with the PVP Rules, including adjustments of the values of unvested and vested equity awards based on either their year-end
or vesting date stock prices and various accounting assumptions. “Compensation actually paid” generally fluctuates due to stock price performance, among other factors.

FISCAL YEAR (1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO PETER STERN (2)	COMPENSATION ACTUALLY PAID TO PEO PETER STERN (3)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO JOHN FOLEY (2)	COMPENSATION ACTUALLY PAID TO PEO JOHN FOLEY (3)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO BARRY MCCARTHY (2)	COMPENSATION ACTUALLY PAID TO PEO BARRY MCCARTHY (3)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO KAREN BOONE (2)	COMPENSATION ACTUALLY PAID TO PEO KAREN BOONE (3)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO CHRIS BRUZZO (2)	COMPENSATION ACTUALLY PAID TO PEO CHRIS BRUZZO (3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (4)	PTON TOTAL SHAREHOLDER RETURN (5)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)	NET INCOME ($M) (7)	FREE CASH FLOW ($M) (8)

2026	$32,966,539	$21,004,705	$0	$0	$0	$0	$0	$0	$0	$0	$6,006,868	$3,308,346	$4.77	$260.07	$63.20	$377.6

2025	$18,236,835	$15,931,097	$0	$0	$0	$0	$2,311,292	$2,878,723	$1,471,120	$2,099,971	$6,417,348	$16,400,793	$5.60	$183.67	($118.90)	$323.7

2024	$0	$0	$0	$0	$9,515,710	($3,113,401)	$1,196,870	$921,875	$1,623,195	$1,158,539	$11,032,244	$4,093,377	$2.73	$161.79	($551.90)	($85.8)

2023	$0	$0	$0	$0	$1,094,631	($6,088,273)	$0	$0	$0	$0	$13,786,240	$4,246,646	$6.20	$111.92	($1,261.70)	($470.0)

2022	$0	$0	$16,091,152	($178,221,274)	$168,073,420	$32,829,750	$0	$0	$0	$0	$13,065,720	($80,153,488)	$7.40	$81.56	($2,827.70)	($2,357.4)

(1)
Mr. Stern served as the Company’s PEO for the entirety of Fiscal 2026 and from January 1, 2025 during Fiscal 2025. Karen Boone and Chris Bruzzo served as the Company’s
Co-PEOs
from May 2, 2024 to December 31, 2024 and November 1, 2024, respectively. Barry McCarthy served as the Company’s PEO from February 9, 2022 to May 2, 2024. John Foley served as the Company’s PEO during Fiscal 2022 to February 9, 2022 (together with Ms. Boone, Mr. Bruzzo and Mr. McCarthy, our “Former PEOs”).

The Company’s “Non-PEO NEOs” for the indicated fiscal years were as follows:

•	2026: Elizabeth Coddington, Saqib Baig, Sid Thacker, Jen Cotter, Nick Caldwell, Dion Camp Sanders, and Charles Kirol
•	2025: Elizabeth Coddington, Jen Cotter, Nick Caldwell, Dion Camp Sanders, and Andrew Rendich
•	2024: Elizabeth Coddington, Jen Cotter, Andrew Rendich, Nick Caldwell, and Thomas Cortese
•	2023: Elizabeth Coddington, Leslie Berland, Jen Cotter, Thomas Cortese, and John Foley
•	2022: Jill Woodworth, Elizabeth Coddington, William Lynch, Thomas Cortese, Hisao Kushi, and Kevin Cornils

(2)
Amounts reported in these columns represent the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of (i) PEO, (ii) our Former PEOs and (iii) the average for the applicable
Non-PEO
NEOs.

(3)
Amounts reported in these columns represent the compensation actually paid to our PEO for the indicated fiscal year, as calculated under the PVP Rules. The table below reconciles total compensation as reported in the Summary Compensation Table with compensation actually paid for Fiscal 2026. Information for Fiscal 2025 is included in our proxy statement filed with the SEC on October 24, 2025, and information for Fiscal 2022 to Fiscal 2025 is included in our proxy statement filed with the SEC on October 22, 2024.

PEO (PETER STERN)

2026

	Summary Compensation Table—Total Compensation	$ 32,966,539

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($30,057,551)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$ 18,550,913

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	($ 1,453,159)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 1,016,320

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($ 18,356)

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0

=	Compensation Actually Paid	$ 21,004,705
For purposes of calculating compensation actually paid, compensation related to equity awards was remeasured. For RSUs and PSUs, the fair values and the change in fair values were determined by the closing price of our common stock at each applicable year-end
date or, in the case of vested awards, the closing price on the vesting date. For stock options, a Black-Scholes-Merton option valuation model (“BSM model”) was used as of the applicable year-end
date or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility and the expected risk-free rate. The valuation assumptions used to calculate the fair value of equity awards were methodologically consistent with those used to calculate the grant date fair value of such awards.

(4)
Amounts reported are the “compensation actually paid” to the Non-PEO NEOs in the indicated fiscal year, as computed in accordance with the PVP Rules. The table below reconciles total compensation as reported in the Summary Compensation Table with compensation actually paid for Fiscal 2026 based on the average compensation for such NEOs. Information for Fiscal 2025 is included in our proxy statement filed with the SEC on October 24, 2025, and information for Fiscal 2022 to Fiscal 2025 is included in our proxy statement filed with the SEC on October 22, 2024.

NEO AVERAGE

2026

	Summary Compensation Table—Total Compensation	$ 6,006,868

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($ 5,171,723)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$ 4,118,292

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	($ 430,942)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 84,425

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($ 174,219)

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($ 1,124,355)

=	Compensation Actually Paid	$ 3,308,346
We used the same assumptions relating to remeasurement of equity award compensation as disclosed above in footnote (3).

(5)
Our total shareholder return (“TSR”) assumes $100 was invested in our common stock on June 30, 2021, using the closing stock price on that date. Historic stock price performance is not necessarily indicative of future stock price performance.

        PAY VERSUS PERFORMANCE

(6)
We use the Nasdaq Computer Index for purposes of comparing our TSR to the TSR of a peer group or index (the “Peer Group TSR”), as disclosed in our Annual Report on Form 10-K for the fiscal year ended June 30, 2026, pursuant to Item 201(e) of Regulation S-K. This calculation assumes that $100 was invested in this index on June 30, 2021 and that any dividends are reinvested.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)	We define Free Cash Flow as net cash provided by (used in) operating activities less capital expenditures. Please see the CD&A and A nnex A for additional information.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote
The Company’s “Non-PEO NEOs” for the indicated fiscal years were as follows:

•	2026: Elizabeth Coddington, Saqib Baig, Sid Thacker, Jen Cotter, Nick Caldwell, Dion Camp Sanders, and Charles Kirol
•	2025: Elizabeth Coddington, Jen Cotter, Nick Caldwell, Dion Camp Sanders, and Andrew Rendich
•	2024: Elizabeth Coddington, Jen Cotter, Andrew Rendich, Nick Caldwell, and Thomas Cortese
•	2023: Elizabeth Coddington, Leslie Berland, Jen Cotter, Thomas Cortese, and John Foley
•	2022: Jill Woodworth, Elizabeth Coddington, William Lynch, Thomas Cortese, Hisao Kushi, and Kevin Cornils

Peer Group Issuers, Footnote	We use the Nasdaq Computer Index for purposes of comparing our TSR to the TSR of a peer group or index (the “Peer Group TSR”), as disclosed in our Annual Report on Form 10-K for the fiscal year ended June 30, 2026, pursuant to Item 201(e) of Regulation S-K. This calculation assumes that $100 was invested in this index on June 30, 2021 and that any dividends are reinvested.
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent the compensation actually paid to our PEO for the indicated fiscal year, as calculated under the PVP Rules. The table below reconciles total compensation as reported in the Summary Compensation Table with compensation actually paid for Fiscal 2026. Information for Fiscal 2025 is included in our proxy statement filed with the SEC on October 24, 2025, and information for Fiscal 2022 to Fiscal 2025 is included in our proxy statement filed with the SEC on October 22, 2024.

PEO (PETER STERN)

2026

	Summary Compensation Table—Total Compensation	$ 32,966,539

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($30,057,551)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$ 18,550,913

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	($ 1,453,159)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 1,016,320

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($ 18,356)

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0

=	Compensation Actually Paid	$ 21,004,705

Non-PEO NEO Average Total Compensation Amount	$ 6,006,868	$ 6,417,348	$ 11,032,244	$ 13,786,240	$ 13,065,720
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,308,346	16,400,793	4,093,377	4,246,646	(80,153,488)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported are the “compensation actually paid” to the Non-PEO NEOs in the indicated fiscal year, as computed in accordance with the PVP Rules. The table below reconciles total compensation as reported in the Summary Compensation Table with compensation actually paid for Fiscal 2026 based on the average compensation for such NEOs. Information for Fiscal 2025 is included in our proxy statement filed with the SEC on October 24, 2025, and information for Fiscal 2022 to Fiscal 2025 is included in our proxy statement filed with the SEC on October 22, 2024.

NEO AVERAGE

2026

	Summary Compensation Table—Total Compensation	$ 6,006,868

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($ 5,171,723)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$ 4,118,292

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	($ 430,942)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 84,425

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($ 174,219)

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($ 1,124,355)

=	Compensation Actually Paid	$ 3,308,346

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
The most important financial performance measures used by the Company for Fiscal 2026 to link compensation paid to the Company’s named executive officers to Company performance are as follows:

•	Free Cash Flow
•	Adjusted EBITDA
•	Revenue
•	Strategic Imperatives

Total Shareholder Return Amount	$ 4.77	5.6	2.73	6.2	7.4
Peer Group Total Shareholder Return Amount	260.07	183.67	161.79	111.92	81.56
Net Income (Loss)	$ 63,200,000	$ (118,900,000)	$ (551,900,000)	$ (1,261,700,000)	$ (2,827,700,000)
Company Selected Measure Amount	377,600,000	323,700,000	(85,800,000)	(470,000,000)	(2,357,400,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Strategic Imperatives
Peter Stern [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 32,966,539	$ 18,236,835	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 21,004,705	15,931,097	0	0	0
PEO Name	Mr. Stern
Karen Boone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	2,311,292	1,196,870	0	0
PEO Actually Paid Compensation Amount	$ 0	2,878,723	921,875	0	0
PEO Name	Karen Boone
Chris Bruzzo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	1,471,120	1,623,195	0	0
PEO Actually Paid Compensation Amount	$ 0	2,099,971	1,158,539	0	0
PEO Name	Chris Bruzzo
Barry McCarthy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	9,515,710	1,094,631	168,073,420
PEO Actually Paid Compensation Amount	$ 0	0	(3,113,401)	(6,088,273)	32,829,750
PEO Name	Barry McCarthy
John Foley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	0	0	16,091,152
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ (178,221,274)
PEO Name	John Foley
PEO | Peter Stern [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (30,057,551)
PEO | Peter Stern [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,550,913
PEO | Peter Stern [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,453,159)
PEO | Peter Stern [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,016,320
PEO | Peter Stern [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,356)
PEO | Peter Stern [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,171,723)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,118,292
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(430,942)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,425
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,219)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,124,355)